Quarterly Report
July 31, 2019
MFS®  Lifetime®  2050 Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	536,724	$5,592,662
MFS Total Return Bond Fund - Class R6	513,369	5,595,723
		$11,188,385
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	172,666	$2,220,485
MFS Blended Research International Equity Fund - Class R6	2,266,412	24,386,591
MFS Emerging Markets Equity Fund - Class R6	63,452	2,215,732
MFS International Growth Fund - Class R6	226,536	7,767,914
MFS International Intrinsic Value Fund - Class R6	177,967	7,745,149
MFS International New Discovery Fund - Class R6	265,017	8,878,066
MFS Research International Fund - Class R6	493,064	8,880,090
		$62,094,027
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	2,109,133	$11,157,314
MFS Global Real Estate Fund - Class R6	644,062	11,110,067
		$22,267,381
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	328,204	$8,871,367
MFS Blended Research Growth Equity Fund - Class R6	912,503	13,295,161
MFS Blended Research Mid Cap Equity Fund - Class R6	1,829,873	22,306,156
MFS Blended Research Small Cap Equity Fund - Class R6	408,391	5,590,869
MFS Blended Research Value Equity Fund - Class R6	1,023,226	13,322,410
MFS Growth Fund - Class R6	110,727	13,306,072
MFS Mid Cap Growth Fund - Class R6	512,655	11,114,360
MFS Mid Cap Value Fund - Class R6	463,963	11,139,746
MFS New Discovery Fund - Class R6	84,700	2,789,156
MFS New Discovery Value Fund - Class R6	179,266	2,801,935
MFS Research Fund - Class R6	199,466	8,886,211
MFS Value Fund - Class R6	317,281	13,363,870
		$126,787,313
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.31% (v)	333,838	$333,838
Total Investment Companies		$222,670,944

Other Assets, Less Liabilities – (0.0)%		(61,251)
Net Assets – 100.0%		$222,609,693
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $222,670,944.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$222,670,944	$—	$—	$222,670,944
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,428,129	$502,718	$162,884	$(2,082)	$105,486	$8,871,367
MFS Blended Research Emerging Markets Equity Fund	2,105,194	292,008	115,652	(1,545)	(59,520)	2,220,485
MFS Blended Research Growth Equity Fund	12,635,554	621,255	247,426	791	284,987	13,295,161
MFS Blended Research International Equity Fund	23,202,105	2,215,774	888,991	(17,399)	(124,898)	24,386,591
MFS Blended Research Mid Cap Equity Fund	21,205,452	1,052,808	663,683	8,450	703,129	22,306,156
MFS Blended Research Small Cap Equity Fund	5,258,300	579,315	180,886	(1,401)	(64,459)	5,590,869
MFS Blended Research Value Equity Fund	12,669,646	930,749	258,095	(5,009)	(14,881)	13,322,410
MFS Commodity Strategy Fund	10,472,324	1,145,100	205,327	(22,981)	(231,802)	11,157,314
MFS Emerging Markets Equity Fund	2,100,648	281,709	113,135	(1,175)	(52,315)	2,215,732
MFS Global Real Estate Fund	10,601,864	802,676	546,008	43,313	208,222	11,110,067
MFS Growth Fund	12,670,625	466,038	288,117	17,951	439,575	13,306,072
MFS Inflation-Adjusted Bond Fund	5,268,916	499,921	305,621	(936)	130,382	5,592,662
MFS Institutional Money Market Portfolio	224,333	890,349	780,851	3	4	333,838
MFS International Growth Fund	7,408,131	596,707	201,020	1,833	(37,737)	7,767,914
MFS International Intrinsic Value Fund	7,422,120	522,512	136,342	3,481	(66,622)	7,745,149
MFS International New Discovery Fund	8,439,715	750,390	175,674	(1,087)	(135,278)	8,878,066
MFS Mid Cap Growth Fund	10,599,522	360,022	372,407	49,349	477,874	11,114,360
MFS Mid Cap Value Fund	10,575,728	818,529	348,432	(425)	94,346	11,139,746
MFS New Discovery Fund	2,638,052	125,400	139,582	8,456	156,830	2,789,156
MFS New Discovery Value Fund	2,636,486	300,598	124,476	(177)	(10,496)	2,801,935
MFS Research Fund	8,463,023	317,480	192,456	1,241	296,923	8,886,211
MFS Research International Fund	8,461,840	650,705	222,356	(229)	(9,870)	8,880,090
MFS Total Return Bond Fund	5,272,758	469,593	284,382	508	137,246	5,595,723
MFS Value Fund	12,754,438	729,777	367,770	6,098	241,327	13,363,870
	$211,514,903	$15,922,133	$7,321,573	$87,028	$2,468,453	$222,670,944
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS Inflation-Adjusted Bond Fund	24,822	—
MFS Institutional Money Market Portfolio	2,058	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS International Growth Fund	$—	$—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	53,209
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	6,293	33,133
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	45,014	—
MFS Value Fund	108,667	—
	$186,854	$86,342

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